Crude Oil and Refined Product Risk Management (Economic Hedging Activity) (Details) bbl in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016 USD ($) bbl	Mar. 31, 2015 USD ($) bbl	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Realized Investment Gains (Losses) | $	$ 17,803	$ 17,553
Derivative, Gain (Loss) on Derivative, Net | $	5,320	(2,504)
Unrealized Gain (Loss) on Derivatives and Commodity Contracts | $	(12,483)	$ (20,057)
Derivative Asset | $	$ 67,079		$ 79,733
Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(2,478)
Not Designated as Hedging Instrument [Member] | Long [Member] | Inventory Positions - Crude Oil & Refined Products - Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(7,201)	(5,155)
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume		(1,052)
Not Designated as Hedging Instrument [Member] | Short [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(1,823)	(562)
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Products - Crack Spread Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(2,900)	(5,645)